STATEMENT OF INVESTMENTS
BNY Mellon Diversified Emerging Markets Fund

June 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 62.3%
Brazil - 4.3%
B3 - Brasil Bolsa Balcao	328,800		1,107,282
Banco do Brasil	148,100		956,406
BB Seguridade Participacoes	55,100		256,900
BRF	12,700	[a]	69,503
Cia de Saneamento de Minas Gerais-COPASA	187,500		582,050
Cia Siderurgica Nacional	70,400		619,386
Cyrela Brazil Realty Empreendimentos e Participacoes	202,800		964,705
IRB Brasil Resseguros	10,600		12,254
JBS	57,400		336,866
Minerva	238,200		448,738
Petroleo Brasileiro, ADR	128,623		1,573,059
TIM	137,400		318,790
Vale	73,700		1,674,987
WEG	87,600		592,477
			9,513,403
Chile - .1%
Enel Americas	1,715,057		251,751
Enel Generacion Chile	64,627		17,738
			269,489
China - 20.6%
Agile Group Holdings	344,000		445,712
Agricultural Bank of China, Cl. H	1,342,000		466,674
Alibaba Group Holding, ADR	28,044	[a]	6,359,818
Anhui Conch Cement, Cl. H	174,200		924,364
ANTA Sports Products	15,200		357,864
BAIC Motor, Cl. H	111,000	[b]	41,316
Baidu, ADR	3,197	[a]	651,868
CGN Power, Cl. H	1,770,000	[b]	394,382
China Aoyuan Group	359,000		302,854
China CITIC Bank, Cl. H	1,386,000		656,914
China Construction Bank, Cl. H	2,723,700		2,143,375
China Everbright Bank, Cl. A	711,600	[a]	416,292
China Evergrande Group	38,000		49,529
China Galaxy Securities, Cl. H	815,500		486,298
China Hongqiao Group	367,000		497,255
China Life Insurance, Cl. H	271,400		538,305
China Medical System Holdings	158,100		416,412
China Merchants Bank, Cl. H	85,500		729,541

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 62.3% (continued)
China - 20.6% (continued)
China Minsheng Banking, Cl. H	833,000		399,104
China National Building Material, Cl. H	242,300		284,607
China Pacific Insurance Group, Cl. H	65,500		206,261
China Shenhua Energy, Cl. H	781,700		1,532,331
China Vanke, Cl. H	13,600		42,564
Chongqing Rural Commercial Bank, Cl. H	731,700		289,314
Cosco Shipping Holdings, Cl. H	611,500	[a,c]	1,540,505
Country Garden Services Holdings	27,000		291,758
ENN Energy Holdings	61,400		1,168,801
Fosun International	158,600		228,372
GSX Techedu, ADR	671	[a]	9,911
Industrial & Commercial Bank of China, Cl. H	789,600		463,735
Industrial Bank, Cl. A	132,100		420,131
JD.com, ADR	11,095	[a]	885,492
Kingdee International Software Group	6,000	[a]	20,362
Lenovo Group	360,000		414,049
Li Ning	34,500		421,236
Longfor Group Holdings	9,000	[b]	50,423
Lonking Holdings	1,411,000		456,140
Meituan, Cl. B	23,600	[a,b]	973,873
Momo, ADR	10,435		159,760
NetDragon Websoft Holdings	206,000		549,206
NetEase, ADR	3,677		423,774
New China Life Insurance, Cl. H	266,600		909,921
NIO, ADR	13,166	[a]	700,431
Pinduoduo, ADR	3,221	[a]	409,131
Ping An Insurance Group Company of China, Cl. H	140,500		1,376,174
Shandong Weigao Group Medical Polymer, Cl. H	6,800		15,870
Shanghai Pharmaceuticals Holding, Cl. H	281,800		615,552
Sinopharm Group, Cl. H	42,600		126,742
Sinotruk Hong Kong	533,700		1,143,795
Tencent Holdings	137,800		10,364,772
Times China Holdings	266,000		304,223
Tingyi Cayman Islands Holding	131,200		261,917
Uni-President China Holdings	395,200		436,210
Vipshop Holdings, ADR	7,073	[a]	142,026
Weichai Power, Cl. H	127,000	[a]	282,320
Yanzhou Coal Mining, Cl. H	296,700		398,947
Yihai International Holding	6,000		40,300
Yum China Holdings	1,648		109,180
Zhongsheng Group Holdings	54,200		450,951

Description	Shares		Value ($)
Common Stocks - 62.3% (continued)
China - 20.6% (continued)
Zoomlion Heavy Industry Science & Technology, Cl. A	318,800		455,890
Zoomlion Heavy Industry Science & Technology, Cl. H	398,300		417,060
			46,071,894
Colombia - .1%
Interconexion Electrica	42,745		252,279
Greece - .1%
Hellenic Telecommunications Organization	15,364		257,783
Hong Kong - 1.6%
Bosideng International Holdings	1,478,500		1,056,846
China Overseas Land & Investment	19,700		44,757
China Resources Cement Holdings	366,000		347,885
China Resources Land	36,000		145,821
China Taiping Insurance Holdings	152,600		253,930
Kingboard Laminates Holdings	9,500		21,314
Kunlun Energy	84,000		77,462
Nine Dragons Paper Holdings	53,000		67,988
Shanghai Industrial Holdings	900		1,328
Shanghai Industrial Urban Development Group	108,200		10,173
Shimao Group Holdings	199,000		487,998
SITC International Holdings	230,000		961,259
			3,476,761
Hungary - .2%
MOL Hungarian Oil & Gas	1,692	[a]	13,462
Richter Gedeon	20,978		558,480
			571,942
India - 4.8%
Aurobindo Pharma	13,240		171,926
Bajaj Finance	925		74,864
Cipla	10,563	[a]	138,116
Colgate-Palmolive India	16,105		365,260
Dr. Reddy's Laboratories	4,492		327,732
Glenmark Pharmaceuticals	59,185	[a]	519,591
Hero MotoCorp	15,581		608,441
Hindalco Industries	14,784	[a]	74,000
Hindustan Unilever	4,596		152,806
Housing Development Finance	25,841		860,526
Indus Towers	72,842		233,872
Infosys	83,634		1,778,671
ITC	144,408		393,805
Mindtree	23,378		817,900
Motherson Sumi Systems	255,801	[a]	833,169

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 62.3% (continued)
India - 4.8% (continued)
REC	220,972		441,617
Reliance Industries	11,956		339,499
Shriram Transport Finance	40,848		737,852
Tata Consultancy Services	14,202		639,262
Tata Motors	117,759	[a]	538,019
Tech Mahindra	15,090		222,391
The Tata Power Company	322		529
Wipro	58,165		426,984
			10,696,832
Indonesia - .4%
Gudang Garam	53,700	[a]	163,692
Indah Kiat Pulp & Paper	210,000	[a]	107,897
Indofood CBP Sukses Makmur	295,100	[a]	165,867
Indofood Sukses Makmur	1,070,900	[a]	456,056
XL Axiata	172,000		31,672
			925,184
Malaysia - .7%
Hartalega Holdings	140,700		249,102
RHB Bank	441,500		574,274
Sime Darby	880,000		462,098
Supermax	165,900		131,873
Top Glove	196,800		197,677
			1,615,024
Mexico - .6%
America Movil, Ser. L	429,500		323,192
Coca-Cola Femsa	6,585		34,851
Fibra Uno Administracion	14,300		15,423
Grupo Financiero Banorte, Cl. O	41,500		267,229
Grupo Mexico, Ser. B	134,600		634,444
			1,275,139
Philippines - .5%
Aboitiz Equity Ventures	280,240		241,977
Ayala Land	50,700		37,442
Globe Telecom	2,720		102,526
International Container Terminal Services	201,240		674,854
Metro Pacific Investments	70,000		5,578
SM Prime Holdings	54,300		40,601
			1,102,978
Poland - .4%
CD Projekt	560		27,173
KGHM Polska Miedz	6,904		339,768

Description	Shares		Value ($)
Common Stocks - 62.3% (continued)
Poland - .4% (continued)
Polskie Gornictwo Naftowe i Gazownictwo	275,930		482,823
			849,764
Qatar - .2%
The Commercial Bank	343,209		496,762
Russia - 2.6%
Lukoil, ADR	23,771		2,201,670
MMC Norilsk Nickel, ADR	12,128		413,201
Sberbank of Russia, ADR	131,850		2,189,370
Sistema, GDR	3,869		33,273
Tatneft, ADR	7,334		319,909
X5 Retail Group, GDR	16,313		571,934
			5,729,357
Saudi Arabia - .8%
Abdullah Al Othaim Markets	3,425		113,235
Al Rajhi Bank	25,500		754,679
Bupa Arabia for Cooperative Insurance	10,881		360,321
Jarir Marketing	8,217		462,707
The Savola Group	2,639		30,361
			1,721,303
South Africa - 2.7%
Anglo American Platinum	449		51,862
AngloGold Ashanti	14,738		274,005
Growthpoint Properties	19,705		20,561
Impala Platinum Holdings	100,115		1,650,986
Investec	104,690		399,699
Kumba Iron Ore	6,606		296,340
MTN Group	59,041	[a]	426,807
MultiChoice Group	40,401		331,979
Naspers, Cl. N	1,666		349,789
Ninety One	203		608
Redefine Properties	23,528	[a]	7,052
Resilient REIT	2,677		9,776
Sibanye Stillwater	411,037		1,717,260
The Foschini Group	41,739	[c]	464,858
			6,001,582
South Korea - 8.9%
Celltrion	836	[a]	199,322
CJ CheilJedang	989		404,856
DB Insurance	12,547		610,554
DL E&C	309	[a]	38,963
Dl Holdings	305		21,667
Doosan Bobcat	3,338		142,276
Doosan Heavy Industries & Construction	12,840	[a]	271,930

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 62.3% (continued)
South Korea - 8.9% (continued)
Hana Financial Group	13,812		564,794
Hyundai Glovis	2,182		404,953
Hyundai Mobis	7,986		2,070,694
Kakao	2,290		331,457
KB Financial Group	13,676		677,637
Kia Motors	5,509		438,313
Korea Investment Holdings	7,926		724,928
Kumho Petrochemical	6,924		1,346,496
LG Electronics	8,383		1,217,085
Mirae Asset Daewoo	90,918		761,317
NAVER	96		35,590
NCSoft	121		88,105
Osstem Implant	4,195		423,542
POSCO	3,261		1,007,706
Posco International	1,191		24,642
Samsung Biologics	20	[a,b]	14,936
Samsung Electronics	85,398		6,119,627
Samsung SDI	140		86,774
Samsung Securities	21,223		847,111
Seegene	1,200		88,123
Shinhan Financial Group	26,918		970,449
			19,933,847
Taiwan - 10.9%
Accton Technology	6,000	[a]	71,171
Chailease Holding	331,895	[a]	2,412,157
Evergreen Marine	349,000	[a]	2,467,582
Hotai Motor	7,000		154,257
MediaTek	83,000		2,865,716
Micro-Star International	122,000		689,637
momo.com	38,000		2,570,839
Nanya Technology	93,000		266,024
Powertech Technology	77,000	[a]	297,084
Realtek Semiconductor	43,000	[a]	779,363
Standard Foods	3,000		5,825
Taiwan Semiconductor Manufacturing	519,600		11,095,989
United Microelectronics	225,000	[a]	428,802
Zhen Ding Technology Holding	81,000		305,249
			24,409,695
Thailand - .7%
Advanced Info Service, NVDR	44,000		234,758
Krungthai Card	9,600		20,069
PTT Exploration & Production, NVDR	29,000		105,866
Sri Trang Gloves Thailand	278,600		362,919
Thai Union Group, NVDR	721,400		445,670

Description		Shares		Value ($)
Common Stocks - 62.3% (continued)
Thailand - .7% (continued)
Thanachart Capital		311,000		334,774
				1,504,056
Turkey - .9%
BIM Birlesik Magazalar		64,209		458,333
Emlak Konut Gayrimenkul Yatirim Ortakligi		16,792		3,607
Eregli Demir ve Celik Fabrikalari		396,128		818,940
KOC Holding		12,702		26,741
Turkcell Iletisim Hizmetleri		99,082		183,216
Turkiye Vakiflar Bankasi, Cl. D		1,075,869		432,485
				1,923,322
United Arab Emirates - ..0%
Dubai Islamic Bank		13,973		18,336
Emaar Properties		35,277		39,953
				58,289
Uruguay - .2%
Globant		2,203	[a]	482,854
Total Common Stocks (cost $93,526,363)				139,139,539

Exchange-Traded Funds - 1.9%
United States - 1.9%
iShares MSCI Emerging Markets ETF (cost $4,036,182)		74,786		4,124,447
	Preferred Dividend Yield (%)
Preferred Stocks - .9%
Brazil - .7%
Banco do Estado do Rio Grande do Sul, Cl. B	6.04	193,000		514,144
Cia Energetica de Minas Gerais	7.21	166,852		407,251
Cia Paranaense de Energia, Cl. B	16.11	581,000		689,191
				1,610,586
South Korea - .2%
Samsung Electronics	3.66	4,773		312,365
Total Preferred Stocks (cost $1,720,721)				1,922,951
	1-Day Yield (%)
Investment Companies - 33.7%
Registered Investment Companies - 33.7%
BNY Mellon Global Emerging Markets Fund, Cl. Y (cost $36,546,621)		2,707,325	[d]	75,209,480

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,374,704)	0.01	1,374,704	[d]	1,374,704
Total Investments (cost $137,204,591)		99.4%		221,771,121
Cash and Receivables (Net)		.6%		1,415,285
Net Assets		100.0%		223,186,406

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities were valued at $1,474,930 or .66% of net assets.

c Security, or portion thereof, on loan. At June 30, 2021, the value of the fund’s securities on loan was $1,306,946 and the value of the collateral was $1,374,704.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Diversified Emerging Markets Fund

June 30, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation) ($)
UBS Securities
United States Dollar	18,443	British Pound	13,334	7/1/2021	(2)
Gross Unrealized Depreciation					(2)

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Diversified Emerging Markets Fund

June 30, 2021 (Unaudited)

The following is a summary of the inputs used as of June 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	139,139,539	-	-	139,139,539
Equity Securities - Preferred Stocks	1,922,951	-	-	1,922,951
Exchange-Traded Funds	4,124,447	-	-	4,124,447
Investment Companies	76,584,184	-	-	76,584,184
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(2)	-	(2)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2021, accumulated net unrealized appreciation on investments was $84,566,530, consisting of $88,335,374 gross unrealized appreciation and $3,768,844 gross unrealized depreciation.

At June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.